CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Shares [Member]	Common Shares [Member] June Equity Offering [Member]	Common Shares [Member] July Equity Offering [Member]	Preferred Shares [Member] Preferred A Shares [Member]	Preferred Shares [Member] Preferred A Shares [Member] June Equity Offering [Member]	Preferred Shares [Member] Preferred A Shares [Member] July Equity Offering [Member]	Preferred Shares [Member] Preferred B Shares [Member]	Preferred Shares [Member] Preferred B Shares [Member] June Equity Offering [Member]	Preferred Shares [Member] Preferred B Shares [Member] July Equity Offering [Member]	Par Value of Shares Issued [Member]	Par Value of Shares Issued [Member] June Equity Offering [Member]	Par Value of Shares Issued [Member] July Equity Offering [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] June Equity Offering [Member]	Additional Paid-in Capital [Member] July Equity Offering [Member]	Additional Paid-in Capital [Member] Preferred A Shares [Member]	Retained Earnings/ (Accumulated Deficit) [Member]	Retained Earnings/ (Accumulated Deficit) [Member] June Equity Offering [Member]	Retained Earnings/ (Accumulated Deficit) [Member] July Equity Offering [Member]	Retained Earnings/ (Accumulated Deficit) [Member] Preferred A Shares [Member]	Total	June Equity Offering [Member]	July Equity Offering [Member]	Preferred A Shares [Member]
Balance at Sep. 30, 2017										$ 2,892			$ 7,612,108				$ 878,644				$ 8,493,644
Balance (in shares) at Sep. 30, 2017	2,400,000			480,000			12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income/(loss)										0			0				980,938				980,938
Balance at Sep. 30, 2018										2,892			7,612,108				1,859,582				9,474,582
Balance (in shares) at Sep. 30, 2018	2,400,000			480,000			12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income/(loss)										0			0				276,442				276,442
Balance at Dec. 31, 2018										2,892			7,612,108				2,136,024				9,751,024
Balance (in shares) at Dec. 31, 2018	2,400,000			480,000			12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common stock										618			2,319,083				0				2,319,701
Issuance of common stock (in shares)	618,112			0			0
Issuance of common stock related to Series A Preferred Stock dividends (Note 7)										300			967,500				(967,800)				0
Issuance of common stock related to Series A Preferred Stock dividends (Note 7) (in shares)	300,000			0			0
Series A Preferred Stock dividend waived accounted as deemed contribution (Note 7)										0			3,379,589				0				3,379,589
Series A Preferred Stock dividend waived (Note 7)										0			(1,560,014)			$ (1,560,014)	(1,819,575)			$ (1,819,575)	(3,379,589)			$ (3,379,589)
Gain on extinguishment of preferred stock pursuant to the Series A Preferred Stock Amendment Agreement, net of expenses (Note 7)										0			112,637				0				112,637
Preferred shareholders' deemed dividend pursuant to the Series A Preferred Stock Amendment Agreement (Note 7)										0			(130,000)				0				(130,000)
Shareholder's deemed contribution pursuant to the $7.5 million Bridge Loan										0			62,500				0				62,500
Net income/(loss)										0			0				1,088,149				1,088,149
Balance at Dec. 31, 2019										3,810			12,763,403				436,798				13,204,011
Balance (in shares) at Dec. 31, 2019	3,318,112			480,000			12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common stock											$ 59,083	$ 57,750		$ 18,539,169	$ 15,630,104			$ 0	$ 0			$ 18,598,252	$ 15,687,854
Issuance of common stock (in shares)		59,082,686	57,750,000		0	0		0	0
Issuance of common stock pursuant to the $5.0 Million Convertible Debentures (Notes 6, 7)										8,042			5,049,731				0				5,057,773
Issuance of common stock pursuant to the $5.0 Million Convertible Debentures (Notes 6, 7) (in shares)	8,042,078			0			0
Issuance of common stock pursuant to the exercise of Class A Warrants (Note 7)										3,019			1,053,806				0				1,056,825
Issuance of common stock pursuant to the exercise of Class A Warrants (Note 7) (in shares)	3,019,500			0			0
Beneficial conversion feature pursuant to the issuance of the $5.0 Million Convertible Debentures (Note 6)										0			532,437				0				532,437
Net income/(loss)										0			0				(1,753,533)				(1,753,533)
Balance at Dec. 31, 2020										$ 131,704			$ 53,568,650				$ (1,316,735)				$ 52,383,619
Balance (in shares) at Dec. 31, 2020	131,212,376			480,000			12,000